SHARE-BASED COMPENSATION	12 Months Ended
Dec. 31, 2023
SHARE-BASED COMPENSATION
SHARE-BASED COMPENSATION

8. SHARE-BASED COMPENSATION

On November 7, 2015, the Company adopted a share incentive plan (the “2015 Plan”). Under the 2015 Plan, the Company’s Board of Directors has approved that a maximum aggregate number of shares that may be issued pursuant to all awards granted shall be 4,336,126. In September 2017, the Company replaced the 2015 Plan with the amended and restated share incentive plan (the “2017 Plan”) and increased the maximum number of shares issuable to 6,336,126. In December 2019, the Company replaced the 2017 Plan with the second amended and restated share incentive plan (the “2019 Plan”) and further increased the maximum number of shares issuable to 11,391,131. The terms of the 2015 Plan, 2017 Plan and 2019 Plan are substantially the same other than the maximum aggregate number of shares the Company may issue under the respective plan.

Share options containing only service conditions granted to each grantee under the share incentive plan will generally be exercisable upon the grantee renders service to the Company in accordance with a stipulated vesting schedule. Grantees are generally subject to a vesting schedule of no longer than five years, under which the grantee earns an entitlement to vest a certain percentage of his option grants at the end of each month or year of completed service. The share option awards shall expire no more than 10 years from their grant dates.

Share options containing both service conditions and performance conditions granted to each grantee under the share incentive plan shall become eligible for vesting upon the occurrence of their applicable performance conditions (including but not limited to the occurrence of an IPO, the completion of business and operational goals, etc.).

On November 9, 2020, the Company passed a board resolution to waive the vesting schedules and conditions of 2,375,000 share options granted to certain management members. Pursuant to this board resolution, these management members exercised all related share options at the original exercise price per share ranging from US$1.83 to US$2.26. As a result, 2,375,000 ordinary shares were issued to these management members. These management members paid the exercise price by issuing recourse promissory notes in the total amount of US$5,197,650. The Company had the repurchase right to buy back such shares at the original exercise price if the grantees did not meet the original vesting conditions. The Company assessed and considered that given such arrangement allows the shares received on exercise be returned to the Company if the original vesting conditions are not satisfied, there has been no substantial change to the vesting conditions and the Company shall continue to account for the share awards in accordance with their original terms. As of December 31, 2023, there were 325,000 shares unvested according to the original vesting conditions.

On January 16, 2021, the Company passed a board resolution whereby certain management members surrendered a total of 491,119 ordinary shares as repayment for their respective promissory notes issued in connection with the exercising of options granted to them. In the meantime, the Company further granted these management members the right to repurchase the surrendered shares by way of new option grants with an exercise price of US$13.85 per share. The fair values of these share options were US$7.85 per option, determined by using the binomial option valuation model. The share-based compensation expense related to these share options were recognized immediately upon grants.

Pursuant to the same board resolution, the 2021 Performance Incentive Plan (the “2021 Plan”) was also adopted, under which an aggregate of 2,994,000 ordinary shares shall be reserved for issuance, and the share limit will automatically increase on the first trading day in January of each year (commencing with 2022) by an amount equal to (1) 5% of the total number of the Company’s outstanding ordinary shares on December 31 of the prior year, or (2) such lesser number as determined by the board of directors. From March 12, 2021 to December 22, 2021, pursuant to the 2021 Plan, a total of 1,303,000 share options were granted to certain employees by 15 batches, with exercise price ranging from US$5.92 to US$17.56, respectively. In addition, 23,734 ordinary shares were issued to certain management personnel on March 16, 2021 pursuant to the 2021 Plan.

On January 7, 2022, the Company passed a board resolution, pursuant to which the vesting schedules and conditions of 2,060,308 share options granted to certain employees were modified. Share options as to which the applicable performance milestones have been met are no longer subject to the time-based vesting requirement. The share options vested (or to be vested) for each year (commencing from 2021) shall be equal to the lesser of (i) 25% of the total number of share options of each grantee (“Annual Cap”) and (ii) the number of shares as determined by the Compensation Committee based on the extent to which any performance milestones were achieved during that year (“Credited Shares”), plus any Credited Share of earlier years that have not previously vested due to the Annual Cap. In addition, the performance milestones applicable to the share options that remain outstanding were also modified. As a result of the modification, the Company recognized an incremental fair value of US$2,337,697.

From February 7, 2022 to December 27, 2022, pursuant to the 2021 Plan, a total of 2,640,598 share options were granted to certain employees, with exercise price ranging from US$0.80 to US$5.60, respectively. In addition, 99,999 ordinary shares were issued to certain management personnel on March 8, 2022 pursuant to the 2021 Plan.

From April 12, 2023 to December 27, 2023, pursuant to the 2021 Plan, a total of 3,442,500 share options were granted to certain employees, with exercise price ranging from US$0.94 to US$1.33, respectively. In addition, 425,905 ordinary shares were issued to certain management personnel in January 2023 pursuant to the 2021 Plan. 69,225 ordinary shares were issued to certain employees as stock bonus in April 2023.

As of December 31, 2022 and 2023, among all the share options granted to date, 4,776,906 and 4,826,906 share options contained both service conditions and performance conditions, respectively. All other share options granted contain only service conditions.

			Weighted‑
			Average	Weighted
		Weighted‑	Grant	Average
		Average	Date	Remaining	Aggregate
	Number of	Exercise	Fair	Contractual	Intrinsic
	Options	Price	Value	Term	Value
		US$ per	US$ per
		option	option	Years	US$
Outstanding at December 31, 2020	3,294,467	1.75	6.65	8.78	33,410,968
Granted	1,894,119	12.31	8.39	—	—
Exercised	(233,958)	0.99	5.13	—	—
Forfeited	(145,550)	3.02	7.71	—	—
Outstanding at December 31, 2021	4,809,078	5.91	7.38	8.68	2,619,574
Granted	2,640,598	3.28	2.13	—	—
Exercised	(197,975)	2.08	6.95	—	—
Forfeited	(964,789)	6.75	7.57	—	—
Outstanding at December 31, 2022	6,286,912	4.80	5.16	8.44	94,990
Granted	3,442,500	1.14	0.72	—	—
Exercised	(10,000)	0.55	5.72	—	—
Forfeited	(952,530)	4.59	3.45	—	—
Outstanding at December 31, 2023	8,766,882	3.39	3.60	8.24	2,011,843
Vested and expected to vest at December 31, 2023	8,766,882	3.39	3.60	8.24	2,011,843
Exercisable at December 31, 2022	2,070,533	6.35	6.87	7.62	55,880
Exercisable at December 31, 2023	2,448,076	5.79	6.64	6.75	207,499

The aggregate intrinsic value in the table above represents the difference between the exercise price of the awards and the fair value of the underlying ordinary shares at each reporting date, for those awards that had exercise price below the estimated fair value of the relevant ordinary shares.

The aggregate fair value of the equity awards vested during the years ended December 31, 2021, 2022, and 2023 was US$13,833,856, US$11,929,903 and US$6,742,535, respectively. As of December 31, 2023, the total unrecognized employee share based compensation expense was US$16,658,848, all of which may be adjusted for actual forfeitures occurring in the future. Total unrecognized compensation cost will be recognized over a weighted average period of 1.64 years as of December 31, 2023.

Fair value of share options

The fair value of share options was determined using the binomial option valuation model, with the assistance from an independent third-party appraiser. The binomial model requires the input of highly subjective assumptions, including the expected volatility, the exercise multiple, the risk-free rate and the dividend yield. For expected volatility, the Group has made reference to historical volatility of several comparable companies in the same industry. The exercise multiple was estimated as the average ratio of the stock price to the exercise price of when employees would decide to voluntarily exercise their vested share options. The risk-free rate for periods within the contractual life of the share options is based on the market yield of U.S. Treasury Bonds in effect at the time of grant. The dividend yield is based on the expected dividend policy over the contractual life of the share options.

The assumptions used to estimate the fair value of the share options granted were as follows:

	For the years ended
	December 31,
	2021	2022	2023
Risk‑free interest rate	1.11% - 1.67%	1.92% - 4.25%	3.38% - 4.86%
Dividend yield	0%	0%	0%
Expected volatility range	73.1% - 75.5%	74.2% - 74.9%	72.6% - 73.1%
Exercise multiple	2.2 - 2.8	2.2 - 2.8	2.2 - 2.8
Contractual life	10 years	10 years	10 years

Total share-based compensation expenses recognized for the years ended December 31, 2021, 2022 and 2023 were as follows:

	For the years ended December 31,
	2021	2022	2023
	US$	US$	US$
Research and development expenses	13,582,746	7,227,298	4,860,548
Administrative expenses	5,096,912	3,292,984	2,411,152
Total share‑based compensation expenses	18,679,658	10,520,282	7,271,700